RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Summary of the related party transactions

	Year ended December 31,
	2022	2021
	$	$
Amounts paid to EarthLabs Inc. (i) exploration and evaluation	(266,737)	(1,356,384)
Amounts paid to DigiGeoData Inc. (i) for corporate development and investor relations	(1,800)	—
Options exercised by members of key management	—	666,875
(i)	EarthLabs Inc. (formerly Goldspot Discoveries Inc.) is a related entity having the following common director and officer to the Company: Denis Laviolette, Director and President.

Summary of key management personnel compensation

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2022
	$	$	$	$
Executive Chairman and Chief Executive Officer	360,000	1,844,584	180,000	2,384,584
Former Chief Executive Officer	105,000	—	—	105,000
President	252,000	1,291,209	126,000	1,669,209
Chief Financial Officer	108,000	507,261	54,000	669,261
Chief Operating Officer	234,000	461,146	117,000	812,146
Chief Development Officer	182,000	391,207	78,000	651,207
Non-executive directors	113,110	1,390,778	—	1,503,888
Total	1,354,110	5,886,185	555,000	7,795,295

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2021
	$	$	$	$
Executive Chairman	300,000	1,291,220	100,000	1,691,220
Chief Executive Officer	300,000	1,291,220	100,000	1,691,220
President	210,000	1,291,220	70,000	1,571,220
Chief Financial Officer	72,000	—	—	72,000
Chief Operating Officer	195,000	544,192	65,000	804,192
Non-executive directors	80,129	1,546,426	—	1,626,555
Total	1,157,129	5,964,278	335,000	7,456,407